Financial instruments, Credit risk (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	R$ 18,862	R$ 84,687	R$ 31,083	R$ 84,687
Marketable securities	42	42
Trade accounts receivable	501,821	609,157
Contract asset	120,308
Receivables from related parties	2,218	14,518		R$ 14,518
Trade accounts receivable	R$ 622,875	R$ 778,106
Percentage of entitys revenue	72.90%	74.00%
Trade receivables 10 largest debtors [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade accounts receivable	R$ 515,664	R$ 533,335	R$ 433,605
Percentage of entitys revenue	66.00%	69.00%	68.00%
Trade receivables 20 largest debtors [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade accounts receivable	R$ 610,273	R$ 627,036	R$ 512,394
Percentage of entitys revenue	79.00%	81.00%	81.00%
Trade receivables 50 largest debtors [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade accounts receivable	R$ 683,051	R$ 704,481	R$ 578,639
Percentage of entitys revenue	90.00%	91.00%	91.00%
Public [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade accounts receivable	R$ 651,674	R$ 658,057	R$ 648,718
Private [member] | Credit risk [member]
Disclosure of credit risk exposure [line items]
Trade accounts receivable	R$ 91,509	R$ 120,049	R$ 73,775